Stock Option Plan (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Option Plan
Exercise prices, low end of range (in dollars per share)	$ 6.85
Exercise prices, high end of range (in dollars per share)	$ 19.96
Independent Director Stock Option Plan (Plan) | Director
Stock Option Plan
Shares authorized and reserved for issuance at first offering	50
Number of shares granted	3
Additional number of shares granted on the date of each annual stockholders' meeting	1
Number of shares exercisable on the date of grant	1
Number of shares exercisable on the first and second anniversaries of the date of grant	1
Period upon which options succeeding the initial 3,000 option grant are exercisable from the date of grant	second anniversary of the date of grant
Number of shares issued	50
Number of shares exercised	29
Number of shares retired	6
Exercise prices, low end of range (in dollars per share)	$ 10.45
Exercise prices, high end of range (in dollars per share)	$ 15.62
2005 Equity Award Plan (2005 Plan)
Stock Option Plan
Number of shares exercised	1
Exercise prices, low end of range (in dollars per share)	$ 6.85
Exercise prices, high end of range (in dollars per share)	$ 19.96
2005 Equity Award Plan (2005 Plan) | Director
Stock Option Plan
Number of shares granted	42
2005 Equity Award Plan (2005 Plan) | Executive Officer
Stock Option Plan
Number of shares granted	21